Provisions for contingencies	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions For Contingent [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]

30 Provisions for contingencies

(€ million)	Provision for site restoration, abandonment and social projects	Environmental provision	Provision for litigations	Provision for taxes	Loss adjustments and actuarial provisions for Eni’s insurance companies	Provision for redundancy incentives	Provision for onerous contracts	Provision for losses on investments	Provision for OIL insurance cover	Provision for disposal and restructuring	Other(*)	Total
Carrying amount at December 31, 2016	8,419	2,691	954	732	207	176	165	153	88	58	253	13,896
New or increased provisions		217	567	162	181	9		46		16	193	1,391
Initial recognition and changes in estimates	370											370
Accretion discount	271	(9)	1			1	2				(2)	264
Reversal of utilized provisions	(289)	(237)	(281)	(225)	(190)	(17)	(99)			(13)	(75)	(1,426)
Reversal of unutilized provisions	(10)	(17)	(50)	(52)		(32)	(1)	(10)	(3)		(25)	(200)
Currency translation differences	(646)	(1)	(95)	(66)			(7)	(7)	(1)		(11)	(834)
Other changes	11	9	11	(24)	7	3			(8)	4	(27)	(14)
Carrying amount at December 31, 2017	8,126	2,653	1,107	527	205	140	60	182	76	65	306	13,447

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(*)	Each individual amount included herein was lower than €50 million.

The Group makes full provision for the future costs of decommissioning oil and natural gas wells, facilities and related pipelines on a discounted basis upon installation. The decommissioning provisions at the reporting date amounted to €8,126 million and included the discounted estimated costs that the Company expects to incur for decommissioning oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration of the Exploration & Production segment for €7,649 million. Estimate revisions of  €370 million were primarily due to a decrease in the discount rate curve in particular for the U.S. dollar, new provisions of the year and the revision of cost estimates. The accretion discount recognized in the profit and loss account for €271 million was determined based on discount rates ranging from -0.1% to 5.9% (from -0.01% to 5.8% at December 31, 2016). Main expenditures associated with decommissioning operations are expected to be incurred over a 45-year period.

Provisions for environmental risks of  €2,653 million included the estimated costs for environmental clean-up and remediation of soil and groundwater in areas owned or under concession where the Group performed in the past industrial operations that were progressively divested, shut down, dismantled or restructured. The provision has been accrued because at the balance sheet date there is a legal or constructive obligation for Eni to carry out environmental clean-up and remediation and the expected costs can be estimated reliably. The provision includes the expected charges associated with strict liability related to obligations of cleaning up and remediating polluted areas that met the parameters set by the law at the time when the pollution occurred or because Eni assumed the liability of other operators when took over the ownership of the site. Those environmental provisions are recognized when an environmental project is approved by or filed with the relevant administrative authorities or a constructive obligation has arisen whereby the Company commits itself to performing certain cleaning-up and restoration projects and a reliable cost estimation is available. At December 31, 2017, environmental provision primarily related to Syndial SpA for €2,119 million and to the Refining & Marketing business line for €326 million.

Provisions for litigations of  €1,107 million comprised the expected liabilities associated with legal proceedings and other matters arising from contractual claims, contract renegotiations, including arbitration, fines and penalties due to antitrust proceedings and administrative matters. These provisions represented the Company’s best estimate of the expected probable liabilities associated with pending litigation and commercial disputes and primarily related to the Exploration & Production segment for €494 million and the Gas & Power segment for €457 million.

Provisions for taxes of  €527 million included the estimated charges that the Company expects to incur for unsettled tax claims in connection with uncertainties in the application of tax rules at certain Italian and non-Italian subsidiaries in the Exploration& Production segment (€499 million).

Loss adjustments and actuarial provisions of Eni’s insurance company Eni Insurance DAC of €205 million represented the estimated liabilities accrued on the basis for third parties claims. Against such liability was recorded a receivable of  €157 million recognized towards insurance companies for reinsurance contracts.

Provisions for redundancy incentives of  €140 million were recognized due to a restructuring program involving the Italian personnel related to past reporting periods.

Provisions for onerous contracts of  €60 million related to the execution of contracts where the expected costs exceed the relevant benefits. In particular, the provision comprised the estimated expected losses on unutilized infrastructures for gas transportation. Utilizations of €99 million essentially related to charges for unutilized infrastructures of regasification and gas transportation.